Description of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Location Country Employee
Product Information [Line Items]
Number of employees	10,300
Number of locations in which company operates	77
Number of countries in which company operates	38
United States
Product Information [Line Items]
Percentage of company revenue	43.60%
Europe
Product Information [Line Items]
Percentage of company revenue	45.40%
Rest of World
Product Information [Line Items]
Percentage of company revenue	11.00%